CLIFFORD CHANCE US LLP 31 West 52nd Street New York, NY 10019-6131 Tel +1 212 878 8000 Fax +1 212 878 8375 www.cliffordchance.com

Direct Dial: +1 212 878-3180 E-mail: clifford.cone@cliffordchance.com October 27, 2023

VIA EDGAR

Office of Crypto Assets

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	VanEck Bitcoin Trust (File No. 333-251808)
Amendment No. 4 to Registration Statement on Form S-1

To Whom It May Concern:

On behalf of our client, VanEck Bitcoin Trust (the “Trust”), we transmit for filing under the Securities Act of 1933, as amended, Amendment No. 4 to the Trust’s Registration Statement on Form S-1 relating to the initial public offering of the the Trust’s shares representing fractional undivided beneficial interests in its net assets.

If you have any questions regarding the foregoing, please do not hesitate to call me at (212) 878-3180.

Sincerely,

/s/ Clifford R. Cone

Clifford R. Cone

cc:	Jonathan R. Simon, VanEck Digital Assets, LLC
Jason D. Myers, Clifford Chance US LLP